Expense Example {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Energy Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Energy Fund-Class A
Expense Example:
1 year	$ 682
3 years	908
5 years	1,151
10 years	1,849
Fidelity Advisor Energy Fund-Class M
Expense Example:
1 year	486
3 years	772
5 years	1,079
10 years	1,949
Fidelity Advisor Energy Fund-Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	1,967
Fidelity Advisor Energy Fund - Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810